Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Text Block]
10.	Subsequent Events

Subsequent to the end of the quarter, the Company's board of directors granted options to acquire 680,000 common shares under the 2006 Stock Option Plan, as amended. Of the total stock options granted, 480,000 were granted to the Chief Operating Officer and Chief Scientific Officer, Dr. Rajiv Khosla, and 200,000 were granted to the Chief Financial Officer, Mr. Paul A. Simmons. The options have an exercise price of CAD$0.67 (US$0.65) and expire on April 23, 2018. All of the options granted to Dr. Khosla vest on December 31, 2015. The options granted to Mr. Simmons vest over a period of two years at the rate of 25% every six months. In addition, 37,500 unvested options that were granted to Dr. Khosla in November 2011 expired upon issuance of the above options.

Subsequent to the end of the quarter, 995,500 warrants were exercised for 995,500 common shares having a par value of $0 thousand for cash consideration of approximately $472 thousand, resulting in an increase in additional paid-in capital of approximately $472 thousand.

15.	Subsequent Events

Subsequent top the year ended December 31, 2012, 362,500 warrants were exercised for 362,500 common shares having a par value of $0 thousand for cash consideration of approximately $172 thousand, resulting in an increase in additional paid-in capital of approximately $172 thousand

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